Interests in associates and joint ventures (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Description of nature and extent of significant restrictions on transfer of funds to entity, associates and joint ventures	there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS Group AG or its subsidiaries in the form of cash dividends or to repay loans or advances made.	there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS Group AG or its subsidiaries in the form of cash dividends or to repay loans or advances made
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Description of nature and extent of significant restrictions on transfer of funds to entity, associates and joint ventures	there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries in the form of cash dividends or to repay loans or advances made	there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries in the form of cash dividends or to repay loans or advances made